Property, Plant and Equipment: (Tables)	3 Months Ended
Mar. 31, 2014
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 6.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
March 31, 2013
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	529,648	(504,007)	25,641
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	275,010	-	275,010
	$20,003,121	$(702,642)	$19,300,479

		Accumulated
	Cost	Depreciation	Net
December 31, 2013
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	529,648	(501,190)	28,458
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	275,010	-	275,010
	$20,003,121	$(699,825)	$19,303,296